CALVERT EQUITY PORTFOLIO
Supplement to
Calvert Equity and Asset Allocation Funds Prospectus (Class A, B, C and Y)
Calvert Equity Funds Prospectus (Class I)
Date of Supplement: July 6, 2016
The information in this Supplement updates information in the Prospectus, supersedes any contrary information in the Prospectus or any prior supplement, and should be read in conjunction with the Prospectus.
Change to Portfolio Management Team for Calvert Equity Portfolio
Richard B. England will retire from subadvisor Atlanta Capital Management Company, LLC (“Atlanta Capital”) effective as of October 31, 2016 and will no longer serve on the portfolio management team for Calvert Equity Portfolio following that date. Joseph B. Hudepohl, CFA, Lance V. Garrison, CFA, Jeffrey A. Miller, CFA and Robert R. Walton, Jr., CFA, will remain on the portfolio management team for Calvert Equity Portfolio.
Accordingly, effective October 31, 2016, the Prospectus is hereby amended as follows:
The table and related text under “Portfolio Management – Investment Subadvisor” in the Fund Summary for Calvert Equity Portfolio are revised and restated as follows:
Investment Subadvisor. Atlanta Capital Management Company, LLC (“Atlanta Capital” or “Subadvisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Joseph B. Hudepohl, CFA	Managing Director, Principal and Portfolio Manager	Since June 2015
Lance V. Garrison, CFA	Vice President, Principal and Portfolio Manager	Since June 2015
Jeffrey A. Miller, CFA	Vice President, Principal and Portfolio Manager	Since June 2015
Robert R. Walton, Jr., CFA	Vice President, Principal and Portfolio Manager	Since June 2015
The table for Atlanta Capital under “Management of Fund Investments – More Information About the Advisor, Subadvisors and Portfolio Managers – Calvert Equity Portfolio” is revised and restated as follows:

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Joseph B. Hudepohl, CFA
June 2015 - present: Managing Director, and Portfolio Manager, Atlanta Capital
June 2013 - May 2015: Managing Director and Portfolio Manager, Logan Circle Partners, L.P., a division of Fortress Investment Group LLC
1997 - June 2013: Various positions including Managing Director, Portfolio Manager, Co-Head of the Large Cap Growth Team, Goldman Sachs Asset Management
Portfolio Manager
Lance V. Garrison, CFA	June 2015 - present: Vice President, Portfolio Manager, Atlanta Capital 2007 - June 2015: Vice President, Research Analyst, Atlanta Capital	Portfolio Manager
Jeffrey A. Miller, CFA
June 2015 - Present: Vice President, Portfolio Manager, Atlanta Capital
August 2014 - May 2015: Vice President, Research Analyst, Atlanta Capital
April 2011- July 2014: Portfolio Manager and Analyst, Crawford Investment Counsel
1999 - April 2011: Global Technology Analyst, Institutional Capital Corporation
Portfolio Manager
Robert R. Walton, Jr., CFA	June 2015 - Present: Vice President, Portfolio Manager, Atlanta Capital 1999 - May 2015: Vice President, Research Analyst, Atlanta Capital	Portfolio Manager